Income Taxes - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Asset:
Net operating loss carryforward	$ 4,378,749	$ 2,958,758
Unrealized loss of short-term investments and crypto assets	28,744
Capitalized research and development costs	433,748	751,967
Total deferred tax asset before valuation allowance	4,841,241	3,710,726
Valuation allowance	(4,841,241)	(3,710,726)
Net deferred tax asset